UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-5875
                      (Investment Company Act File Number)

                        THE CROWLEY PORTFOLIO GROUP, INC.
               (Exact Name of Registrant as Specified in Charter)

                   3201-B Millcreek Road, Wilmington, DE 19808
                    (Address of Principal Executive Offices)

                                 (302) 994-4700
                         (Registrant's Telephone Number)

                      Robert A. Crowley, President Copy to:
              The Crowley Portfolio Group, Inc. Bruce G. Leto, Esq.
           3201-B Millcreek Road Stradley, Ronon, Stevens & Young, LLP
                  Wilmington, DE 19808 2600 One Commerce Square
       (Name and Address of Agent for Service) Philadelphia, PA 19103-7098


                   Date of Fiscal Year End: November 30, 2003

           Date of Reporting Period: Fiscal Period ended May 30, 2003

ITEM 1:  REPORT TO SHAREHOLDERS


                        THE CROWLEY PORTFOLIO GROUP, INC.


                              FINANCIAL STATEMENTS
                                  AND REPORT OF
                    INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


                                  MAY 31, 2003
                                   (Unaudited)

--------------------------------------------------------------------------------
See accompanying notes to financial statements.


THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

May 31, 2003 (Unaudited)
-----------------------------------------------------------------------------------------------------

                                                                                             Market
                                                                     Percent of              Value
 Par Value                                                           Net Assets            (Note 1-A)
                             CORPORATE BONDS & NOTES
                  Auto & Truck
                     Ford Holdings
$     500,000            7.350%, 11/07/11                                4.31%         $      502,250
      200,000            7.375%, 10/28/09                                1.80                 209,800
                     General Motors Corp.
      200,000            7.200%, 01/15/11                                1.81                 211,000
                                                                      -------          --------------
                                                                         7.92                 923,050
                                                                      -------          --------------
                  Banking
                     Banque Paribas New York
       95,000            6.875%, 03/01/09                                 .94                 109,013
                                                                      -------          --------------
                  Chemical (Basic)
                     Union Carbide Corp. Note
      150,000            6.700%, 4/01/09                                 1.40                 162,825
                                                                      -------          --------------
                  Computer Services
      450,000        Electronic Data Systems Corp.
                         7.125%, 10/15/09                                4.33                 504,450
                                                                      -------          --------------
                  Consumer Products
      100,000        American Greetings Corp.
                         6.10%, 05/01/28                                  .89                 103,500
                                                                      -------          --------------
                  Cruise Lines
                     Carnival Corp. Note
       82,000            7.050%, 05/15/05                                 .77                  89,380
                                                                      -------          --------------
                  Diversified Company
                     American Standard, Inc.
      250,000            7.375%, 04/15/05                                2.25                 262,000
      100,000            7.375%, 02/01/08                                 .93                 108,450
                     Tyco International Ltd. Note
      150,000            6.375%, 01/15/04                                1.31                 152,025
                                                                      -------          --------------
                                                                         4.49                 522,475
                                                                      -------          --------------
                  Electric Utility
                     Wisconsin Electric Power
      245,000            1st Mortgage, 7.750%, 01/15/23                  2.16                 251,664
                                                                      -------          --------------
                  Electronics Distribution
                     Avnet Inc.
      100,000            8.200%, 10/17/03                                 .90                 104,800
                                                                      -------          --------------
                  Energy
                     Sempra Energy
      150,000            6.950%, 12/01/05                                1.43                 166,350
                                                                      -------          --------------





-----------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.
THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

May 31, 2003 (Unaudited)
-----------------------------------------------------------------------------------------------------

                                                                                             Market
                                                                     Percent of              Value
 Par Value                                                           Net Assets            (Note 1-A)
                             CORPORATE BONDS & NOTES
                  Financial Services
                     Duke Capital Corp.
$     275,000            7.500%, 10/01/09                                2.65%         $      308,138
      200,000            6.250%, 02/15/13                                1.82                 212,000
                     General Motors Acceptance Corp.
      500,000            6.125%, 02/01/07                                4.61                 537,000
                     General Motors Nora Financial
      250,000            6.850%, 10/15/08                                2.29                 267,000
                     Household Finance Corp.
      200,000            6.500%, 11/15/08                                1.96                 228,000
                     International Lease Finance Corp.
      200,000            5.875%, 05/01/13                                1.85                 216,000
                     Leucadia Capital Trust I
      100,000            8.650%, 01/15/27                                 .91                 105,800
                     MBNA Corp. Sr. Medium Term Note
      385,000            7.500%, 03/15/12                                3.87                 451,220
       50,000            7.125%, 09/15/04                                 .45                  52,530
                     Prime Property Note
       65,000            7.000%, 08/15/04                                 .61                  70,525
                     Tiers Principal Protected
      200,000            8.850%, 02/15/27                                1.83                 213,400
                     Trenwick Capital Trust
      200,000            8.820%, 02/01/37                                 .09                  10,000
                                                                      -------          --------------
                                                                        22.94               2,671,613
                                                                      -------          --------------
                  Food-Meat Products
                     Smithfield Foods, Inc.
      100,000            7.625%, 02/15/08                                 .90                 104,250
                                                                      -------          --------------
                  Hotel/Gaming Industry
                     ITT Corp.
      200,000            6.750%, 11/15/05                                1.80                 209,800
                     Hilton Hotels Corp.
      150,000            7.950%, 04/15/07                                1.40                 162,750
                                                                      -------          --------------
                                                                         3.20                 372,550
                                                                      -------          --------------
                  Insurance (Diversified)
                     Nationwide Mutual Insurance Co.
      100,000            7.500%, 02/15/24                                 .95                 111,600
                     Unitrin, Inc. Senior Note
      250,000            5.750%, 07/01/07                                2.30                 267,250
                                                                      -------          --------------
                                                                         3.25                 378,850
                                                                      -------          --------------






THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

May 31, 2003 (Unaudited)
-----------------------------------------------------------------------------------------------------

                                                                                             Market
                                                                     Percent of              Value
 Par Value                                                           Net Assets            (Note 1-A)
                             CORPORATE BONDS & NOTES
                  Retail Building Supply Industry
                     Loews Corp. Convertible Note
$     275,000            3.125%, 09/15/07                                2.28%         $      265,375
                     Loews Corp.
      300,000            7.625%, 06/01/23                                2.99                 348,000
                                                                      -------          --------------
                                                                         5.27                 613,375
                                                                      -------          --------------
                  Retail Store Industry
                     J.C. Penney, Inc.
      100,000            6.125%, 11/15/03                                 .87                 101,000
      150,000            7.375%, 06/15/04                                1.33                 154,800
                     K Mart Corp., Medium Term Notes (b)
      100,000            8.850%, 12/15/11                                  -                      -
                     K Mart Corp.
       95,415            Pass Thru Sec K-1 8.990%, 07/05/10               .33                  38,166
                     Sears Roebuck Corp. Note
      150,000            6.700%, 11/15/06                                1.40                 163,275
      100,000            6.125%, 01/15/06                                 .93                 107,950
                     Southland Corp.
      100,000            5.000%, 12/15/03                                 .88                 103,000
                     Supervalue
      225,000            7.875%, 08/01/09                                2.24                 260,550
                     Tommy Hilfiger U.S.A., Inc.
      200,000            6.500%, 06/01/03                                1.72                 200,000
                     Tricon Global Restaurants
      100,000            7.650%, 05/15/08                                 .93                 109,000
                                                                      -------          --------------
                                                                        10.63               1,237,741
                                                                      -------          --------------
                  Savings & Loan Industry
                     Great Western Financial
      200,000            8.206%, 02/01/27                                2.01                 234,000
                                                                      -------          --------------
                  Telecommunications Service Industry
                     Lucent Technologies
      300,000            5.500%, 11/15/08                                2.31                 268,500
                     Media One Group
      250,000            6.750%, 10/01/05                                2.29                 266,125
                     Motorola, Inc.
      150,000            7.625%, 11/15/10                                1.47                 171,525
                     Worldcom, Inc.
      100,000            8.000%, 05/15/06                                 .26                  30,000
      100,000            6.250%, 08/15/03                                 .25                  29,500
                                                                      -------          --------------
                                                                         6.58                 765,650
                                                                      -------          --------------
                     Total Corporate Bonds & Notes (Cost $9,243,708)    80.01               9,315,536
                                                                      -------          --------------




THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

May 31, 2003 (Unaudited)
-----------------------------------------------------------------------------------------------------

                                                                                              Market
  Number                                                             Percent of               Value
 of Shares                                                           Net Assets            (Note 1-A)
                                PREFERRED STOCKS
     4,000        AT&T Capital, 8.25%                                     .88%         $      102,680
     4,000        Conseco, 8.70%                                          .00                     840
     4,000        Corts-Sherwin Williams, 7.25%, Series III               .91                 105,960
     8,000        Hartford Capital, Series A, 7.70%                      1.76                 204,400
    10,000        Hercules Trust I, 9.42%                                2.05                 238,400
     4,000        MBNA Capital Preferred 8.125%, Series D                 .91                 105,760
     3,800        Nexen, Inc. Canadian, 9.75%                             .84                  98,230
    10,000        Pacificorp Capital, 8.25%                              2.19                 255,000
     6,000        Preferred Plus Trust Preferred 6.05%, Series GECI      1.34                 156,000
     4,000        Telephone & Data, 6.00%, Series A                       .91                 106,240
     6,000        Transcanada Pipe Line Ltd., 8.25%                      1.34                 155,400
                                                                      -------          --------------
                     Total Preferred Stocks (Cost $1,597,156)           13.13               1,528,910
                                                                      -------          --------------


                                  COMMON STOCKS
     1,108        K Mart Holding Corp.                                    .15          $       17,617
                                                                      -------          --------------
                     Total Common Stocks (Cost $106,000)                  .15                  17,617
                                                                      -------          --------------
                     Total Investments (Cost $10,946,864) (a)           93.29              10,862,063
                     Other Assets Less Liabilities                       6.71                 781,614
                                                                      -------          --------------
                     Net Assets                                        100.00%         $   11,643,677
                                                                      =======          ==============


                  (a)   Aggregate cost for federal income tax purposes is $10,946,864.
                  (b)   Security in bankruptcy.

                  At May 31, 2003, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
                     Unrealized appreciation                                              $   508,145
                     Unrealized depreciation                                                 (592,946)
                                                                                          -----------
                     Net unrealized depreciation                                          $   (84,801)
                                                                                          ===========
















THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS

May 31, 2003 (Unaudited)
-----------------------------------------------------------------------------------------------------

                                                                                              Market
  Number                                                             Percent of               Value
 of Shares                                                           Net Assets            (Note 1-A)
                              GENERAL EQUITY FUNDS
                  Aggressive Growth
     7,962           American Century Ultra                              4.07%           $    185,914
     6,968           Strong Opportunity                                  5.03                 230,068
                                                                      -------            ------------
                                                                         9.10                 415,982
                                                                      -------            ------------
                  Balanced
    11,185           Columbia Balanced                                   4.58                 209,273
     3,568           Dodge & Cox Balanced                                5.11                 233,247
    13,739           Janus Balanced                                      5.68                 259,524
                                                                      -------            ------------
                                                                        15.37                 702,044
                                                                      -------            ------------
                  Growth
    10,404           Credit Suisse Capital Appreciation                  3.05                 139,102
     8,172           Dreyfus Disciplined                                 4.72                 215,494
     9,566           Dynamics Fund                                       2.55                 116,612
     6,425           Harbor Capital Appreciation                         3.18                 145,392
     8,063           Janus Mercury                                       2.93                 134,003
     2,628           Nicholas                                            2.68                 122,156
     6,202           Strong Growth                                       2.02                  92,221
    10,709           T. Rowe Price Blue Chip                             5.79                 264,412
     7,510           T. Rowe Price Mid Cap                               5.87                 268,093
     7,970           Vanguard U.S. Growth                                2.31                 105,366
     2,679           White Oak Growth                                    1.64                  74,737
                                                                      -------            ------------
                                                                        36.74               1,677,588
                                                                      -------            ------------
                  Growth/Income
     7,975           American Century Growth & Income                    4.17                 190,368
     3,669           Dodge & Cox Stock                                   7.71                 352,005
     6,567           Vanguard Growth & Income                            3.42                 156,092
                                                                      -------            ------------
                                                                        15.30                 698,465
                                                                      -------            ------------
                  Healthcare
     2,102           Vanguard Healthcare                                 4.82                 219,903
                                                                      -------            ------------
                  Foreign Equity
    18,765           American Century International Equity               2.72                 124,222
     5,464           Managers International Equity                       3.91                 178,393
     6,365           Scudder Greater Europe                              2.73                 124,431
                                                                      -------            ------------
                                                                         9.36                 427,046
                                                                      -------            ------------









THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

May 31, 2003 (Unaudited)
-----------------------------------------------------------------------------------------------------

                                                                                          Market
  Number                                                             Percent of                Value
 of Shares                                                           Net Assets            (Note 1-A)
                           INTERNATIONAL EQUITY FUNDS
                  Global Equity
    11,307           Founders Worldwide Growth                           2.29%           $    104,479
     9,512           Gabelli Global Telecommunications                   2.42                 110,721
     4,627           Janus Worldwide                                     3.41                 155,662
                                                                      -------            ------------
                                                                         8.12                 370,862
                                                                      -------            ------------

                  Total Investments (Cost $6,395,575) (a)               98.81               4,511,890
                  Other Assets Less Liabilities                          1.19                  54,300
                                                                      -------            ------------
                  Net Assets                                           100.00%           $  4,566,190
                                                                      =======            ============

                 (a) Aggregate cost for federal income tax purposes is $6,395,575.

                 At May 31, 2003 unrealized appreciation (depreciation) of
                 securities for federal income tax purposes is as follows:
                    Unrealized appreciation                                             $         -
                    Unrealized depreciation                                                (1,883,685)
                                                                                        -------------
                       Net unrealized depreciation                                      $  (1,883,685)
                                                                                        =============



THE CROWLEY PORTFOLIO GROUP, INC.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2003 (Unaudited)
------------------------------------------------------------------------------------------------------

                                                                                        Diversified
                                                                       Income           Management
                                                                      Portfolio         Portfolio
ASSETS
    Investments at market value
       (Identified cost $10,946,864 and $6,395,575, respectively)
          (Note 1)                                                   $  10,862,063      $    4,511,890
    Cash                                                                   644,775              54,952
    Dividends and interest receivable                                      136,857                 -
                                                                     -------------      --------------
       Total assets                                                     11,643,695           4,566,842
                                                                     -------------      --------------


LIABILITIES
    Accrued expenses                                                            18                 652
                                                                     -------------      --------------

NET ASSETS
    (500 million shares of $.01 par value common stock
    authorized; 1,138,561 and 529,985 shares issued
    and outstanding, respectively)                                   $  11,643,677      $    4,566,190
                                                                     =============      ==============

NET ASSET VALUE, OFFERING AND REPURCHASE
    PRICE PER SHARE
    ($11,643,677  /  1,138,561 shares)                                    $10.23
                                                                          ======
      ($4,566,190  /     529,985 shares)                                                         $8.62
                                                                                                 =====

NET ASSETS
    At May 31, 2003, net assets consisted of:
       Paid-in capital                                               $  11,879,845      $    6,662,135
       Undistributed net investment income/(loss)                          236,674             (19,220)
       Accumulated net realized loss on investments                       (388,041)           (193,040)
       Net unrealized depreciation                                         (84,801)         (1,883,685)
                                                                     -------------      --------------
                                                                     $  11,643,677      $    4,566,190
                                                                     =============      ==============




















THE CROWLEY PORTFOLIO GROUP, INC.

STATEMENT OF OPERATIONS

For the six months ended May 31, 2003 (Unaudited)
-------------------------------------------------------------------------------------------------------

                                                                                           Diversified
                                                                           Income           Management
                                                                          Portfolio         Portfolio
INVESTMENT INCOME
    Interest income                                                       $  310,368        $       670
    Dividends                                                                 61,996             21,825
                                                                     ---------------     --------------
       Total income                                                          372,364             22,495
                                                                          ----------        -----------

EXPENSES
    Investment advisory fees (Note 3)                                         33,953             21,554
    Transfer agent fees (Note 3)                                              22,635              8,621
    Professional fees                                                         18,511              7,490
    Directors' fees                                                            3,000              3,000
    Insurance                                                                    600                -
    Registration                                                               1,000              1,050
                                                                          ----------        -----------
       Total expenses                                                         79,699             41,715
                                                                          ----------        -----------
          Net investment income (loss)                                       292,665            (19,220)
                                                                          ----------        -----------


REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
    Net realized loss from security transactions                              (5,329)               -
    Capital gain distributions from regulated investment companies               -               15,691
    Change in unrealized appreciation (depreciation) of investments          411,644            162,200
                                                                          ----------        -----------
       Net gain on investments                                               406,315            177,891
                                                                          ----------        -----------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                                             $  698,980        $   158,671
                                                                          ==========        ===========



THE CROWLEY PORTFOLIO GROUP, INC.
INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS


--------------------------------------------------------------------------------------------------------
                                                                           Six
                                                                     Months Ended          Year Ended
                                                                      May 31, 2003     November 30, 2002
                                                                      (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM
    Operations
       Net investment income                                           $     292,665      $      624,155
       Net realized loss on investments                                       (5,329)            (16,967)
       Increase (decrease) in unrealized appreciation of investments         411,644            (445,222)
                                                                       -------------      --------------
       Net increase in net assets resulting from operations                  698,980             161,966

    Distributions to shareholders
       Net investment income
          ($.56 and $.66 per share, respectively)                           (610,198)           (685,035)

    Capital share transactions (a)
       Increase in net assets resulting from capital share transactions      453,531             382,865
                                                                       -------------      --------------
          Total increase (decrease) in net assets                            542,313            (140,204)

NET ASSETS
    Beginning of period                                                   11,101,364          11,241,568
                                                                       -------------      --------------
    End of period
       (Including undistributed net investment income of
        $236,674 and $554,207, respectively)                           $  11,643,677      $   11,101,364
                                                                       =============      ==============


(a) Summary of capital share activity follows:

                                                     Six Months Ended
                                                      May 31, 2003                    Year Ended
                                                         (Unaudited)               November 30, 2002
                                                   Shares        Value            Shares        Value
Shares sold                                          22,012   $   213,897          29,327    $   291,874
Shares issued in reinvestment of distributions       62,449       607,624          67,996        682,000
                                                  ---------   -----------        --------    -----------
                                                     84,461       821,521          97,323        973,874
Shares redeemed                                     (37,294)     (367,990)        (58,634)      (591,009)
                                                  ---------   -----------        --------    -----------
    Net increase                                     47,167  $    453,531          38,689    $   382,865
                                                  =========   ===========        ========    ===========











THE CROWLEY PORTFOLIO GROUP, INC.
DIVERSIFIED MANAGEMENT PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS


--------------------------------------------------------------------------------------------------------

                                                                             Six
                                                                       Months Ended        Year Ended
                                                                        May 31, 2003   November 30, 2002
                                                                         (Unaudited)
DECREASE IN NET ASSETS FROM
    Operations
       Net investment loss                                                $    (19,220)    $     (52,269)
       Net realized loss on investments                                            -            (157,140)
       Capital gain distributions from regulated investment companies           15,691            22,933
       Change in unrealized depreciation of investments                        162,200          (832,993)
                                                                          ------------    --------------
       Net increase (decrease) in net assets resulting from operations         158,671        (1,019,469)

    Capital share transactions (a)
       Increase (decrease) in net assets resulting from capital
          share transactions                                                  (243,007)          175,463
                                                                          ------------    --------------
          Total decrease in net assets                                         (84,336)         (844,006)

NET ASSETS
    Beginning of period                                                      4,650,526         5,494,532
                                                                          ------------    --------------
    End of period, including accumulated net investment
       loss of $19,220 and $0                                             $  4,566,190    $    4,650,526
                                                                          ============    ===============


(a) Summary of capital share activity follows:

                                                Six Months Ended
                                                May 31, 2003                    Year Ended
                                                    (Unaudited)              November 30, 2002
                                             Shares        Value            Shares        Value
Shares sold                                     3,115   $    24,207          58,638    $   493,384
Shares redeemed                               (33,719)     (267,214)        (36,582)      (317,921)
                                             --------   -----------        --------    -----------
    Net increase (decrease)                   (30,604)  $  (243,007)         22,056    $   175,463
                                            =========   ===========        ========    ===========



--------------------------------------------------------------------------------
See accompanying notes to financial statements.



THE CROWLEY PORTFOLIO GROUP, INC.
INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
------------------------------------------------------------------------------------------------------------------------------------

                                                                  Six Months Ended
                                                                  May 31, 2003           Year Ended May 31,
                                                                  (Unaudited)       2002**     2001       2000       1999       1998
                                                                  ----------        ----       ----       ----       ----       ----
NET ASSET VALUE
    Beginning of period                                              $10.17       $10.68     $10.38    $ 10.56    $ 11.05    $ 11.00
                                                                     ------        -----      -----     ------    -------    -------
INCOME FROM INVESTMENT OPERATIONS
    Net investment income                                               .26          .58        .65        .71        .69        .59
    Net gains (losses) on securities (both realized and unrealized)     .36         (.43)       .34       (.19)      (.59)       .14
                                                                     ------        -----      -----     ------    -------    -------

      Total from investment operations                                  .62          .15        .99        .52        .10        .73
                                                                     ------        -----      -----     ------    -------    -------

    Dividends (from net investment income)                             (.56)        (.66)      (.69)      (.70)      (.59)     (.68)
    Distributions (from realized capital gains)                          -             -          -          -          -        -
                                                                     -------       ------     ------     -------  -------    -------
      Total distributions                                              (.56)        (.66)      (.69)       (.70)     (.59)     (.68)
                                                                     -------       ------     ------     -------  -------    -------


NET ASSET VALUE
    End of period                                                    $10.23       $10.17     $10.68     $ 10.38    $10.56     $11.05
                                                                     ======        ======     ======    ========  =======    =======


TOTAL RETURN                                                           6.38%        1.45%     10.08%       5.32%     .92%      7.03%
RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)                          $11,644     $11,101    $11,242     $10,724  $11,313    $11,980
    Ratio of expenses to average net assets                            1.40%(1)     1.41%      1.39%      1.37%     1.36%      1.35%
    Ratio of net investment income to average net assets               5.14%(1)     5.65%      6.20%      6.79%     6.17%      5.70%
    Portfolio turnover rate                                           28.27%       32.28%     30.12%      1.38%    27.13%     44.77%


** As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on debt securities. Had the Fund not amortized discount and premium on debt securities as adjustments to interest income, the net investment income per share would have been $.57 and the ratio of net investment income to average net assets would have been 5.59%. Per share and ratios prior to December 1, 2001 have not been restated to reflect this change in presentation.

(1) Annualized




THE CROWLEY PORTFOLIO GROUP, INC.
DIVERSIFIED MANAGEMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
------------------------------------------------------------------------------------------------------------------------------------

                                                                  Six Months Ended
                                                                  May 31,  2003                         For The Year Ended May 31,
                                                                  (Unaudited)       2002**     2001       2000       1999       1998
                                                                  -------------     ----       ----       ----       ----       ----
NET ASSET VALUE
    Beginning of period                                                  $ 8.30   $10.20     $13.21     $14.40     $13.11     $12.87
                                                                       --------   ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)                                           (.04)    (.09)       .12        .06        .08        .16
    Net gains (losses) on securities (both realized and unrealized)         .36    (1.81)     (2.39)      (.91)      1.79        .48
                                                                         ------   ------     ------    -------     ------     ------
      Total from investment operations                                      .32    (1.90)     (2.27)      (.85)      1.87        .64
                                                                         ------   ------     ------    -------     ------     ------



LESS DISTRIBUTIONS
    Dividends (from net investment income)                                    -        -       (.15)      (.16)      (.13)     (.08)
    Distributions (from realized capital gains)                               -        -       (.59)      (.18)      (.45)     (.32)
                                                                        -------   ------    -------     ------    -------     ------
     Total distributions                                                      -        -       (.74)      (.34)      (.58)     (.40)
                                                                        -------   ------    -------     ------    -------     ------



NET ASSET VALUE
    End of period                                                        $ 8.62   $ 8.30     $10.20    $ 13.21     $14.40     $13.11
                                                                         ======   ======     ======    =======



TOTAL RETURN                                                              3.86%   (18.63)%   (18.31)%    (6.20)%    14.74%     5.10%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)                            $4,566     $4,651     $5,495     $6,573     $7,109     $6,245
    Ratio of expenses to average net assets                              1.97%(1)   1.89%      1.81%      1.86%      1.82%     1.88%
    Ratio of net investment income (loss) to average net assets          (.93)%(1) (1.06)%      .98%       .39%       .57%     1.11%
    Portfolio turnover rate                                                 0%      1.75%      6.81%     15.36%     23.81%     4.51%

(1) Annualized



--------------------------------------------------------------------------------

THE CROWLEY PORTFOLIO GROUP, INC.

NOTES TO FINANCIAL STATEMENTS
May 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Crowley Portfolio Group, Inc. (the "Fund") is an open-end diversified investment company currently offering two series of shares: The Crowley Income Portfolio, and The Crowley Diversified Management Portfolio (each a "Portfolio").

     The objective of The Crowley Income Portfolio is to maximize current income, consistent with prudent risk, i.e., reasonable risk to principal. The objective of The Crowley Diversified Management Portfolio is high total return consistent with reasonable risk. The Portfolios will use a variety of investment strategies in an effort to balance portfolio risks and to hedge market risks. There can be no assurance that the objectives of the Portfolios will be achieved.

          SECURITY VALUATION
          Portfolio securities which are fixed income securities, are valued by using market quotations, prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Investments in regulated investment companies are valued at the net asset value per share as quoted by the National Association of Securities Dealers, Inc. Money market securities with remaining maturities of less than 60 days are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.



          FEDERAL INCOME TAXES
          The Portfolios intend to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment companies and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. At November 30, 2002, the Crowley Income Portfolio had a capital loss carryforward for Federal income tax purposes of approximately $382,700, of which $50,400 expires in 2003, $143,200 in 2004, $47,000 in 2005, $52,800 in 2006, $24,700 in 2008,
          $13,000 in 2009 and $51,600 in 2010. At November 30, 2002, the Crowley
          Diversified Management had a capital loss carryforward for Federal income tax purposes of approximately $208,700 of which of $74,500 expires in 2009, and $134,200 expires in 2010.

          SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS
          As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold). Interest income is recorded on the accrual basis. Bond premiums and discounts are amortized daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

          USE OF ESTIMATES IN FINANCIAL STATEMENTS
          In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

THE CROWLEY PORTFOLIO GROUP, INC.

May 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

(2)  CHANGE IN ACCOUNTING PRINCIPLE

     The Crowley Income Portfolio, as required, adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide") and began accreting market discounts and amortizing market premiums on debt securities. Prior to December 1, 2001, the Fund did not accrete market discount or amortize market premiums on debt securities. The cumulative effect of this change had no impact on total net assets of the Fund, but resulted in a $35,292 decrease in the cost of securities and a corresponding increase of $35,292 in net unrealized gains and losses based on securities held by the Fund on December 1, 2001.



     The effect of this change during the year ended November 30, 2002 was to increase net investment income by $5,692, decrease net unrealized gains and losses by $40,276, and increase net realized gains and losses by $34,584. As a result, the ratio of net investment income to average net assets increased by .06%, the net investment income per share increased by $.01, and the net realized and unrealized gain and losses per share decreased by less than $.01.


(3)   INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES


     Crowley & Crowley Corp. (the "Advisor") provides the Fund with management and administrative services pursuant to a Management Agreement.

     As compensation for its services, the Advisor receives a fee, computed daily and payable monthly, at the annualized rate of .60% of the average daily net assets of The Crowley Income Portfolio and 1% of the average daily net assets of The Crowley Diversified Management Portfolio. The Advisor pays all expenses incurred by it in rendering management services to the Fund including the costs of accounting, bookkeeping and data processing services provided in its role as administrator. The Portfolios bear their costs of operations, which include, but are not limited to: advisory fees, taxes, brokerage fees, accounting fees, legal fees, custodian and auditing fees, and printing and other expenses which are not expressly assumed by the Advisor under the Management Agreement.

     The Crowley Financial Group, Inc. ("TCFG") serves as the Portfolio shareholders' servicing agent. As shareholder servicing agent, TCFG will act as the Transfer, Dividend Disbursing and Redemption Agent to the Portfolios. As compensation for its services, TCFG receives a fee computed daily and payable monthly, at the annualized rate of .40% of the average daily net assets of each Portfolio. During the period ended May 31, 2003, TCFG earned fees of $22,635 and $8,621 from the Income Portfolio and Diversified Management Portfolio, respectively.


     Crowley Securities serves as distributor of the Fund's shares.


     Certain officers and directors of the Fund are also officers of Crowley & Crowley Corp., Crowley Securities and The Crowley Financial Group, Inc.


(4)  PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities, other than short-term investments, aggregated $3,083,958 and $2,997,628, respectively, in the Income Portfolio and $184,453 and $0, respectively, in the Diversified Management Portfolio for the six months ended May 31, 2003.

                        THE CROWLEY PORTFOLIO GROUP, INC.
                          The Crowley Income Portfolio
                  The Crowley Diversified Management Portfolio
                            Semi-Annual Report Dated
                                  May 31, 2003



Dear Shareholder:

We are pleased to present you with the Semi-Annual Report for The Crowley Portfolio Group, Inc.

The report contains information regarding both The Crowley Income Portfolio and The Crowley Diversified Management Portfolio. The Portfolios have combined assets of approximately 16.2 million dollars as of May 31, 2003. There are currently 319 active accounts.

The Crowley Diversified Management Portfolio had a net asset value of $8.62 per share as of May 31, 2003 and had a total return of 3.86% for the six-month period ending May 31, 2003. The Crowley Diversified Management Portfolio had approximately $4.6 million dollars in net assets as of May 31, 2003. The Crowley Diversified Management Portfolio was broadly invested in 26 mutual funds spread over 7 different investment classifications. The largest portion of the Portfolio's assets was invested in funds included in the Growth category (36.74%), followed by Balanced (15.37%), Growth/Income (15.30%), Foreign Equity (9.36%), Aggressive Growth (9.10%), Global Equity (8.12%), and Healthcare
(4.82%). Cash and cash equivalents were (1.19%). The international portion of the Portfolio was at 17.48% as of May 31, 2003. Management believes that the current equity investment environment has turned for the better and believes that the portfolio is positioned for the next economic expansion. While continuing to use mutual funds as the Portfolio's primary investment vehicle, management currently intends to invest the Portfolio's assets with a greater allocation to stock funds.

The Crowley Income Portfolio had a net asset value of $10.23 per share as of May 31, 2003 and had a total return of 6.38% for the six-month period ending May 31, 2003. As of May 31, 2003, The Crowley Income Portfolio had investments in 61 individual issues. No individual investment comprised more than 5% of the Portfolio, while corporate bonds and notes comprised 80.01% of the overall portfolio. The remaining assets were invested in preferred stocks (13.13%), common stocks (.15%), and the balance was in cash and cash equivalents (6.71%). The Crowley Income Portfolio continues to be invested to maximize current income, consistent with prudent risk. Interest rates have remained at lower levels making it more difficult to find investments with higher yields and prudent risk. Management is still in the process of shortening the average length of maturity of investments within The Crowley Income Portfolio. Management believes that interest rates have or are nearing a cycle bottom.

The Crowley Income Portfolio had a distribution of $0.56 from net investment income on December 31, 2002. The Crowley Diversified Management Portfolio did not have a year-end distribution.

The enclosed report, which is unaudited, contains a list of the investments of each portfolio as of May 31, 2003.

Sincerely,



Robert A. Crowley, CFA
President

July 25, 2003


ITEM 2: CODE OF ETHICS - Item not required at this time; applicable only to annual reports with periods ending on or after July 15, 2003

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT - Item not required at this time; applicable only to annual reports with periods ending on or after July 15, 2003

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES - Item not required at this time; applicable only to annual reports with periods ending on or after December 15, 2003

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS - Item not applicable to registrant, which is an open-end management investment company.

ITEM 6:  [RESERVED].

ITEM 7: DISCLOSURE of PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES - Item not applicable to registrant, which is an open-end management investment company.

ITEM 8:  [RESERVED].

ITEM 9:  CONTROLS AND PROCEDURES

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures ("Procedures") as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that the information required to be disclosed in the Report is accumulated and communicated to the Registrant's principal executive and financial officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

     (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10: EXHIBITS

     (a) Item not required at this time; applicable only to annual reports with periods ending on or after July 15, 2003.

     (b) The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:       The Crowley Portfolio Group, Inc.

By:               /s/Robert A. Crowley
Name:             Robert A. Crowley
Title:            President
Date:             July 30, 2003


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:       The Crowley Portfolio Group, Inc.

By:               /s/Robert A. Crowley
Name:             Robert A. Crowley
Title:            President (Principal Executive Officer)
Date:             July 30, 2003


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Registrant:       The Crowley Portfolio Group, Inc.

By:               /s/Robert A. Crowley
Name:             Robert A. Crowley
Title:            Treasurer (Principal Financial Officer)
Date:             July 30, 2003